Document and Entity Information Document	Oct. 29, 2026
Document Information [Line Items]
Entity Central Index Key	0000705432
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Southside Bancshares, Inc.
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	TX
Entity File Number	001-42396
Entity Tax Identification Number	75-1848732
Entity Address, Address Line One	1201 S. Beckham Avenue,
Entity Address, City or Town	Tyler,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75701
City Area Code	903
Local Phone Number	531-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1.25 par value
Trading Symbol	SBSI
Security Exchange Name	NYSE
NYSE TEXAS, INC.
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1.25 par value
Trading Symbol	SBSI
Security Exchange Name	NYSETX